Distribution Date:	08/12/26	CD 2017-CD4 Mortgage Trust
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-CD4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Exchangeable Certificate Factor Detail	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Additional Information	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16	Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18		David Rodgers	(212) 230-9090
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Controlling Class Rep.	RREF III Debt AIV, L.P.
Specially Serviced Loan Detail - Part 2	24-25		-
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12515DAM6	2.012000%	28,964,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515DAN4	3.030000%	90,250,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12515DAP9	3.317000%	53,102,000.00	5,175,567.89	929,616.73	14,306.13	0.00	0.00	943,922.86	4,245,951.16	39.56%	30.00%
A-3	12515DAQ7	3.248000%	192,000,000.00	144,266,885.21	0.00	390,482.37	0.00	0.00	390,482.37	144,266,885.21	39.56%	30.00%
A-4	12515DAR5	3.514000%	234,483,000.00	234,483,000.00	0.00	686,644.39	0.00	0.00	686,644.39	234,483,000.00	39.56%	30.00%
A-M	12515DAT1	3.746000%	70,573,000.00	70,573,000.00	0.00	220,305.38	0.00	0.00	220,305.38	70,573,000.00	28.42%	21.75%
B	12515DAU8	3.947000%	36,355,000.00	36,355,000.00	0.00	119,577.65	0.00	0.00	119,577.65	36,355,000.00	22.69%	17.50%
C	12515DAV6	4.349000%	39,564,000.00	39,564,000.00	0.00	143,386.53	0.00	0.00	143,386.53	39,564,000.00	16.44%	12.88%
D	12515DAF1	3.300000%	44,910,000.00	44,910,000.00	0.00	123,502.50	0.00	0.00	123,502.50	44,910,000.00	9.35%	7.63%
E*	12515DAG9	3.300000%	21,386,000.00	21,386,000.00	0.00	46,400.01	0.00	0.00	46,400.01	21,386,000.00	5.98%	5.13%
F	12515DAH7	3.300000%	8,554,000.00	8,554,000.00	0.00	0.00	0.00	0.00	0.00	8,554,000.00	4.63%	4.13%
G	12515DAJ3	3.300000%	35,286,789.00	29,339,349.70	0.00	0.00	0.00	0.00	0.00	29,339,349.70	0.00%	0.00%
VRR	N/A	4.813240%	45,022,523.00	33,400,361.31	48,927.21	127,832.18	0.00	0.00	176,759.39	33,351,434.10	0.00%	0.00%
S	12515DBM5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515DAL8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			900,450,312.00	668,007,164.11	978,543.94	1,872,437.14	0.00	0.00	2,850,981.08	667,028,620.17

X-A	12515DAS3	1.349893%	669,372,000.00	454,498,453.10	0.00	511,270.30	0.00	0.00	511,270.30	453,568,836.37
X-B	12515DAA2	0.656744%	75,919,000.00	75,919,000.00	0.00	41,549.48	0.00	0.00	41,549.48	75,919,000.00
X-D	12515DAB0	1.513240%	44,910,000.00	44,910,000.00	0.00	56,633.02	0.00	0.00	56,633.02	44,910,000.00
X-E	12515DAC8	1.513240%	21,386,000.00	21,386,000.00	0.00	26,968.46	0.00	0.00	26,968.46	21,386,000.00
X-F	12515DAD6	1.513240%	8,554,000.00	8,554,000.00	0.00	10,786.88	0.00	0.00	10,786.88	8,554,000.00
X-G	12515DAE4	1.513240%	35,286,789.00	29,339,349.70	0.00	36,997.91	0.00	0.00	36,997.91	29,339,349.70
Notional SubTotal			855,427,789.00	634,606,802.80	0.00	684,206.05	0.00	0.00	684,206.05	633,677,186.07

Deal Distribution Total					978,543.94	2,556,643.19	0.00	0.00	3,535,187.13

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515DAM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515DAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12515DAP9	97.46465086	17.50624703	0.26940850	0.00000000	0.00000000	0.00000000	0.00000000	17.77565553	79.95840383
A-3	12515DAQ7	751.39002714	0.00000000	2.03376234	0.00000000	0.00000000	0.00000000	0.00000000	2.03376234	751.39002714
A-4	12515DAR5	1,000.00000000	0.00000000	2.92833335	0.00000000	0.00000000	0.00000000	0.00000000	2.92833335	1,000.00000000
A-M	12515DAT1	1,000.00000000	0.00000000	3.12166664	0.00000000	0.00000000	0.00000000	0.00000000	3.12166664	1,000.00000000
B	12515DAU8	1,000.00000000	0.00000000	3.28916655	0.00000000	0.00000000	0.00000000	0.00000000	3.28916655	1,000.00000000
C	12515DAV6	1,000.00000000	0.00000000	3.62416667	0.00000000	0.00000000	0.00000000	0.00000000	3.62416667	1,000.00000000
D	12515DAF1	1,000.00000000	0.00000000	2.75000000	0.00000000	0.00000000	0.00000000	0.00000000	2.75000000	1,000.00000000
E	12515DAG9	1,000.00000000	0.00000000	2.16964416	0.58035584	2.31835921	0.00000000	0.00000000	2.16964416	1,000.00000000
F	12515DAH7	1,000.00000000	0.00000000	0.00000000	2.75000000	8.25000000	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12515DAJ3	831.45422215	0.00000000	0.00000000	2.28649906	44.26175020	0.00000000	0.00000000	0.00000000	831.45422215
VRR	N/A	741.85894269	1.08672741	2.83929401	0.13632732	1.96629074	0.00000000	0.00000000	3.92602143	740.77221528
S	12515DBM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515DAL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12515DAS3	678.99232878	0.00000000	0.76380593	0.00000000	0.00000000	0.00000000	0.00000000	0.76380593	677.60353939
X-B	12515DAA2	1,000.00000000	0.00000000	0.54728698	0.00000000	0.00000000	0.00000000	0.00000000	0.54728698	1,000.00000000
X-D	12515DAB0	1,000.00000000	0.00000000	1.26103362	0.00000000	0.00000000	0.00000000	0.00000000	1.26103362	1,000.00000000
X-E	12515DAC8	1,000.00000000	0.00000000	1.26103339	0.00000000	0.00000000	0.00000000	0.00000000	1.26103339	1,000.00000000
X-F	12515DAD6	1,000.00000000	0.00000000	1.26103343	0.00000000	0.00000000	0.00000000	0.00000000	1.26103343	1,000.00000000
X-G	12515DAE4	831.45422215	0.00000000	1.04849183	0.00000000	0.00000000	0.00000000	0.00000000	1.04849183	831.45422215

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	14,306.13	0.00	14,306.13	0.00	0.00	0.00	14,306.13	0.00
A-3	07/01/26 - 07/30/26	30	0.00	390,482.37	0.00	390,482.37	0.00	0.00	0.00	390,482.37	0.00
A-4	07/01/26 - 07/30/26	30	0.00	686,644.39	0.00	686,644.39	0.00	0.00	0.00	686,644.39	0.00
X-A	07/01/26 - 07/30/26	30	0.00	511,270.30	0.00	511,270.30	0.00	0.00	0.00	511,270.30	0.00
X-B	07/01/26 - 07/30/26	30	0.00	41,549.48	0.00	41,549.48	0.00	0.00	0.00	41,549.48	0.00
X-D	07/01/26 - 07/30/26	30	0.00	56,633.02	0.00	56,633.02	0.00	0.00	0.00	56,633.02	0.00
X-E	07/01/26 - 07/30/26	30	0.00	26,968.46	0.00	26,968.46	0.00	0.00	0.00	26,968.46	0.00
X-F	07/01/26 - 07/30/26	30	0.00	10,786.88	0.00	10,786.88	0.00	0.00	0.00	10,786.88	0.00
X-G	07/01/26 - 07/30/26	30	0.00	36,997.91	0.00	36,997.91	0.00	0.00	0.00	36,997.91	0.00
A-M	07/01/26 - 07/30/26	30	0.00	220,305.38	0.00	220,305.38	0.00	0.00	0.00	220,305.38	0.00
B	07/01/26 - 07/30/26	30	0.00	119,577.65	0.00	119,577.65	0.00	0.00	0.00	119,577.65	0.00
C	07/01/26 - 07/30/26	30	0.00	143,386.53	0.00	143,386.53	0.00	0.00	0.00	143,386.53	0.00
D	07/01/26 - 07/30/26	30	0.00	123,502.50	0.00	123,502.50	0.00	0.00	0.00	123,502.50	0.00
E	07/01/26 - 07/30/26	30	37,168.94	58,811.50	0.00	58,811.50	12,411.49	0.00	0.00	46,400.01	49,580.43
F	07/01/26 - 07/30/26	30	47,047.00	23,523.50	0.00	23,523.50	23,523.50	0.00	0.00	0.00	70,570.50
G	07/01/26 - 07/30/26	30	1,481,171.83	80,683.21	0.00	80,683.21	80,683.21	0.00	0.00	0.00	1,561,855.04
VRR	07/01/26 - 07/30/26	30	82,389.57	133,969.97	0.00	133,969.97	6,137.80	0.00	0.00	127,832.18	88,527.37
Totals			1,647,777.34	2,679,399.18	0.00	2,679,399.18	122,756.00	0.00	0.00	2,556,643.19	1,770,533.34

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A (Cert)	12515DAW4	4.813240%	11,437,995.00	7,766,310.72	15,884.97	31,150.94	0.00	0.00	47,035.91	7,750,425.75
V-A (EC)	N/A	4.813240%	23,792,115.00	16,154,663.28	33,042.24	64,796.90	0.00	0.00	97,839.14	16,121,621.04
V-BC (Cert)	12515DBV5	4.813240%	1,297,277.00	1,297,277.00	0.00	5,203.42	0.00	0.00	5,203.42	1,297,277.00
V-BC (EC)	N/A	4.813240%	2,698,460.00	2,698,460.00	0.00	10,823.62	0.00	0.00	10,823.62	2,698,460.00
V-D (Cert)	12515DBR4	4.813240%	767,406.00	767,406.00	0.00	3,078.09	0.00	0.00	3,078.09	767,406.00
V-D (EC)	N/A	4.813240%	1,596,278.00	1,596,278.00	0.00	6,402.73	0.00	0.00	6,402.73	1,596,278.00
V-E (Cert)	12515DBS2	4.813240%	1,114,572.00	1,012,943.55	0.00	2,070.22	0.00	0.00	2,070.22	1,012,943.55
V-E (EC)	N/A	4.813240%	2,318,420.00	2,107,022.77	0.00	4,306.27	0.00	0.00	4,306.27	2,107,022.77
Regular Interest Total			45,022,523.00	33,400,361.32	48,927.21	127,832.19	0.00	0.00	176,759.40	33,351,434.11

Exchangeable Certificate Details
V-A	12515DAW4	4.813240%	35,230,110.00	7,766,310.72	15,884.97	31,150.94	0.00	0.00	47,035.91	7,750,425.75
V-BC	12515DBV5	4.813240%	3,995,737.00	1,297,277.00	0.00	5,203.42	0.00	0.00	5,203.42	1,297,277.00
V-D	12515DBR4	4.813240%	2,363,684.00	767,406.00	0.00	3,078.09	0.00	0.00	3,078.09	767,406.00
V-E	12515DBS2	4.813240%	3,432,992.00	1,012,943.55	0.00	2,070.22	0.00	0.00	2,070.22	1,012,943.55
V-2	12515DBT0	4.813240%	45,022,523.00	22,556,424.04	33,042.24	86,329.51	0.00	0.00	119,371.75	22,523,381.80
Exchangeable Certificates Total			90,045,046.00	33,400,361.31	48,927.21	127,832.18	0.00	0.00	176,759.39	33,351,434.10

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V-A	12515DAW4	220.44525890	0.45089186	0.88421353	0.00000000	0.00000000	0.00000000	0.00000000	1.33510540	219.99436703
V-BC	12515DBV5	324.66526200	0.00000000	1.30224287	0.00000000	0.00000000	0.00000000	0.00000000	1.30224287	324.66526200
V-D	12515DBR4	324.66522598	0.00000000	1.30224260	0.00000000	0.00000000	0.00000000	0.00000000	1.30224260	324.66522598
V-E	12515DBS2	295.06143620	0.00000000	0.60303665	0.58046450	8.37220419	0.00000000	0.00000000	0.60303665	295.06143620
V-2	12515DBT0	501.00310993	0.73390467	1.91747384	0.09206659	1.32790559	0.00000000	0.00000000	2.65137851	500.26920526

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	3,535,187.13
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,689,332.34	Master Servicing Fee	4,086.29
Interest Reductions due to Nonrecoverability Determination	(31,473.61)	Certificate Administrator Fee	4,314.21
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	287.61
ARD Interest	0.00	Operating Advisor Fee	1,208.46
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,657,858.73	Total Fees	9,896.57

Principal		Expenses/Reimbursements
Scheduled Principal	978,543.94	Reimbursement for Interest on Advances	402.63
Unscheduled Principal Collections		ASER Amount	58,882.84
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	31,516.27
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	517.25
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	978,543.94	Total Expenses/Reimbursements	91,318.99

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,556,643.19
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	978,543.94
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,535,187.13
Total Funds Collected	3,636,402.67	Total Funds Distributed	3,636,402.69

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	668,007,166.63	668,007,166.63	Beginning Certificate Balance	668,007,164.11
(-) Scheduled Principal Collections	978,543.94	978,543.94	(-) Principal Distributions	978,543.94
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	667,028,622.69	667,028,622.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	668,267,127.56	668,267,127.56	Ending Certificate Balance	667,028,620.17
Ending Actual Collateral Balance	667,295,531.85	667,295,531.85

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(2.52)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(2.52)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.81%
			UC / (OC) Interest	(0.01)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	15	200,970,942.77	30.13%	7	4.7706	NAP	Defeased	15	200,970,942.77	30.13%	7	4.7706	NAP
7,499,999 or less	9	45,414,017.79	6.81%	7	4.8984	1.432260	1.39 or less	12	184,698,541.81	27.69%	6	4.6106	0.621271
7,500,000 to 14,999,999	7	69,381,600.59	10.40%	8	4.6520	1.614763	1.40 to 1.44	3	48,021,811.50	7.20%	7	5.0595	1.427548
15,000,000 to 24,999,999	11	214,376,504.73	32.14%	5	4.6815	1.141486	1.45 to 1.54	4	30,392,970.66	4.56%	0	4.8125	1.509630
25,000,000 to 49,999,999	1	27,840,705.61	4.17%	5	4.5498	1.110000	1.55 to 1.99	5	91,998,311.84	13.79%	8	4.7511	1.708395
50,000,000 to 74,999,999	2	109,044,851.20	16.35%	5	4.4401	2.051955	2.00 to 2.49	3	74,746,044.11	11.21%	4	4.3427	2.341591
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.87	1	7,000,000.00	1.05%	7	4.5400	2.660000
Totals	45	667,028,622.69	100.00%	6	4.6751	1.555906	2.88 or greater	2	29,200,000.00	4.38%	9	4.2944	3.303014
							Totals	45	667,028,622.69	100.00%	6	4.6751	1.555906
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	19	200,970,942.77	30.13%	7	4.7706	NAP
							Defeased	19	200,970,942.77	30.13%	7	4.7706	NAP
California	8	180,898,370.86	27.12%	7	4.5859	1.685339
							Lodging	3	80,504,198.67	12.07%	4	4.3377	1.826008
Colorado	1	15,670,369.71	2.35%	8	4.6000	0.030000
							Mixed Use	1	24,887,174.10	3.73%	6	5.3100	1.440000
Florida	4	20,460,280.75	3.07%	8	4.8068	1.914033
							Multi-Family	1	6,981,487.20	1.05%	5	5.2000	1.260000
Georgia	2	15,077,385.15	2.26%	8	4.6954	2.017126
							Office	12	247,673,556.06	37.13%	7	4.5971	1.289892
Hawaii	2	72,218,244.44	10.83%	1	4.3000	2.175106
							Retail	10	83,578,180.01	12.53%	5	4.7310	1.381014
Indiana	1	16,618,109.87	2.49%	6	4.9200	1.680000
							Self Storage	4	22,433,083.88	3.36%	8	4.8155	2.225067
Michigan	1	16,014,948.75	2.40%	8	4.5400	0.720000
							Totals	50	667,028,622.69	100.00%	6	4.6751	1.555906
Missouri	1	4,973,725.93	0.75%	8	4.7800	(1.540000)

Nevada	1	6,643,068.52	1.00%	8	4.7390	2.480000

New York	4	64,208,828.96	9.63%	7	4.5856	0.282243

Ohio	2	28,998,264.01	4.35%	6	5.3015	1.410228

Tennessee	1	2,767,232.78	0.41%	8	4.9100	1.540000

Texas	3	21,508,850.19	3.22%	7	4.9673	1.529635

Totals	50	667,028,622.69	100.00%	6	4.6751	1.555906

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	200,970,942.77	30.13%	7	4.7706	NAP	Defeased	15	200,970,942.77	30.13%	7	4.7706	NAP
	4.4999% or less	5	117,825,000.00	17.66%	6	4.2842	1.908056	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	12	228,860,657.63	34.31%	6	4.6330	1.229302	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	13	119,372,022.29	17.90%	7	4.9809	1.426548	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	667,028,622.69	100.00%	6	4.6751	1.555906	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	30	466,057,679.92	69.87%	6	4.6339	1.451420
								Totals	45	667,028,622.69	100.00%	6	4.6751	1.555906
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	200,970,942.77	30.13%	7	4.7706	NAP	Defeased	15	200,970,942.77	30.13%	7	4.7706	NAP
	59 months or less	30	466,057,679.92	69.87%	6	4.6339	1.451420	Interest Only	7	148,825,000.00	22.31%	6	4.3681	1.698618
60 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	59 months or greater	23	317,232,679.92	47.56%	6	4.7586	1.335451
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	45	667,028,622.69	100.00%	6	4.6751	1.555906
	Totals	45	667,028,622.69	100.00%	6	4.6751	1.555906
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	15	200,970,942.77	30.13%	7	4.7706	NAP			No outstanding loans in this group
Underwriter's Information		2	27,963,266.06	4.19%	7	4.8307	1.521771
	12 months or less	28	438,094,413.86	65.68%	6	4.6213	1.446930
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	667,028,622.69	100.00%	6	4.6751	1.555906
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2A4	30312146	OF	Sunnyvale	CA	Actual/360	4.550%	109,239.51	41,590.44	0.00	N/A	01/06/27	--	27,882,296.05	27,840,705.61	08/06/26
2A5	30312147	OF	Sunnyvale	CA	Actual/360	4.550%	91,032.93	34,658.70	0.00	N/A	01/06/27	--	23,235,246.73	23,200,588.03	08/06/26
2A6	30312148	OF	Sunnyvale	CA	Actual/360	4.550%	72,826.34	27,726.94	0.00	N/A	01/06/27	--	18,588,197.42	18,560,470.48	08/06/26
3	30298188	LO	Various	Various	Actual/360	4.720%	235,428.75	102,467.64	0.00	N/A	02/06/27	--	57,923,968.63	57,821,500.99	08/06/26
4	30312418	OF	Monterey Park	CA	Actual/360	4.700%	212,527.30	92,042.75	0.00	N/A	04/06/27	--	52,511,893.95	52,419,851.20	08/06/26
5	30312419	LO	Honolulu	HI	Actual/360	4.199%	204,769.37	0.00	0.00	N/A	11/01/26	--	56,625,000.00	56,625,000.00	08/01/26
6A1	30312420	SS	Long Island City	NY	Actual/360	4.735%	135,033.94	73,263.49	0.00	N/A	02/06/27	--	33,117,975.22	33,044,711.73	08/06/26
6A4	30312421	SS	Long Island City	NY	Actual/360	4.735%	33,758.48	18,315.88	0.00	N/A	02/06/27	--	8,279,493.46	8,261,177.58	08/06/26
7	30312385	MU	Cleveland	OH	Actual/360	5.310%	114,101.75	66,736.08	0.00	N/A	02/06/27	--	24,953,910.18	24,887,174.10	07/06/26
8	30312121	OF	Brooklyn	NY	Actual/360	4.730%	97,753.33	0.00	0.00	N/A	01/06/27	--	24,000,000.00	24,000,000.00	08/06/26
10	30312387	OF	New York	NY	Actual/360	4.470%	90,455.42	0.00	0.00	N/A	03/06/27	--	23,500,000.00	23,500,000.00	09/06/25
11	30312388	RT	Compton	CA	Actual/360	4.790%	75,754.23	34,298.60	0.00	N/A	03/06/27	--	18,365,897.95	18,331,599.35	08/06/26
12	30312389	OF	Carmel	IN	Actual/360	4.920%	70,557.20	35,831.40	0.00	N/A	02/06/27	--	16,653,941.27	16,618,109.87	07/06/26
13	30312390	RT	Lynnwood	WA	Actual/360	5.040%	70,728.80	34,428.64	0.00	N/A	02/06/27	--	16,296,959.66	16,262,531.02	08/06/26
14	30312391	RT	Kailua Kona	HI	Actual/360	4.665%	62,761.36	30,370.12	0.00	N/A	12/06/25	--	15,623,614.56	15,593,244.44	07/06/26
15	30312392	LO	Denver	CO	Actual/360	4.600%	62,191.24	30,084.75	0.00	N/A	04/06/27	--	15,700,454.46	15,670,369.71	08/06/26
16	30312393	OF	Troy	MI	Actual/360	4.540%	62,722.57	28,909.09	0.00	N/A	04/06/27	--	16,043,857.84	16,014,948.75	08/06/26
17	30312394	OF	Malibu	CA	Actual/360	4.210%	65,255.00	0.00	0.00	N/A	05/06/27	--	18,000,000.00	18,000,000.00	08/06/26
20	30312397	SS	Orangeburg	NY	Actual/360	4.820%	51,939.65	26,941.59	0.00	N/A	04/06/27	--	12,513,902.84	12,486,961.25	08/06/26
21	30312398	SS	Santa Monica	CA	Actual/360	4.200%	44,384.91	28,967.67	0.00	N/A	04/06/27	--	12,272,324.26	12,243,356.59	08/06/26
22	30298147	LO	Tempe	AZ	Actual/360	5.140%	53,609.56	20,020.83	0.00	N/A	01/06/27	--	12,112,112.87	12,092,092.04	08/06/26
23	30298385	RT	Irving	TX	Actual/360	4.693%	42,818.51	23,254.18	0.00	N/A	04/06/27	--	10,595,508.88	10,572,254.70	08/06/26
24	30312399	SS	Various	FL	Actual/360	4.820%	47,710.85	17,076.94	0.00	N/A	04/06/27	--	11,495,052.53	11,477,975.59	08/06/26
25	30312400	OF	Malibu	CA	Actual/360	4.700%	45,976.93	14,963.01	0.00	N/A	05/06/27	--	11,360,119.20	11,345,156.19	12/06/25
26	30312401	OF	Torrance	CA	Actual/360	4.430%	42,724.89	0.00	0.00	N/A	05/06/27	--	11,200,000.00	11,200,000.00	08/06/26
27	30312402	RT	Flint	MI	Actual/360	4.860%	38,197.75	19,650.90	0.00	N/A	03/06/27	--	9,127,300.88	9,107,649.98	08/06/26
28	30312403	MF	Palm Bay	FL	Actual/360	4.900%	37,050.92	18,675.39	0.00	N/A	04/06/27	--	8,780,995.55	8,762,320.16	08/06/26
29	30312404	LO	Roslyn	NY	Actual/360	4.790%	33,932.53	17,792.30	0.00	N/A	04/06/27	--	8,226,621.26	8,208,828.96	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	30312405	RT	Warner Robins	GA	Actual/360	4.830%	33,667.56	17,401.02	0.00	N/A	04/06/27	--	8,094,786.17	8,077,385.15	08/06/26
31	30312406	RT	New York	NY	Actual/360	4.300%	0.00	0.00	0.00	N/A	04/06/27	--	8,500,000.00	8,500,000.00	07/06/22
32	30298090	MF	Houston	TX	Actual/360	5.200%	31,326.52	14,510.51	0.00	N/A	01/06/27	--	6,995,997.71	6,981,487.20	08/06/26
33	30298418	RT	Las Vegas	NV	Actual/360	4.739%	27,168.29	14,510.47	0.00	N/A	04/06/27	--	6,657,578.99	6,643,068.52	08/06/26
34	30298439	OF	West Palm Beach	FL	Actual/360	4.490%	24,003.88	13,952.97	0.00	N/A	05/06/27	--	6,208,347.20	6,194,394.23	08/06/26
35	30298387	RT	Phoenix	AZ	Actual/360	5.050%	26,829.75	10,961.96	0.00	N/A	04/06/27	--	6,169,729.24	6,158,767.28	08/06/26
36	30312407	SS	Stone Mountain	GA	Actual/360	4.540%	27,366.11	0.00	0.00	N/A	03/06/27	--	7,000,000.00	7,000,000.00	08/06/26
37	30312408	OF	San Diego	CA	Actual/360	4.400%	25,688.67	0.00	0.00	N/A	04/06/27	--	6,780,000.00	6,780,000.00	08/06/26
38	30298440	RT	Palm Beach Gardens	FL	Actual/360	4.790%	19,854.14	10,410.39	0.00	N/A	04/06/27	--	4,813,448.44	4,803,038.05	08/06/26
39	30312409	OF	Creve Coeur	MO	Actual/360	4.780%	20,507.86	8,612.06	0.00	N/A	04/06/27	--	4,982,337.99	4,973,725.93	07/06/26
40	30312410	SS	Tampa	FL	Actual/360	4.830%	20,308.24	7,239.84	0.00	N/A	04/06/27	--	4,882,766.05	4,875,526.21	08/06/26
41	30298438	RT	Palm Beach Gardens	FL	Actual/360	4.790%	17,275.68	9,058.39	0.00	N/A	04/06/27	--	4,188,325.50	4,179,267.11	08/06/26
43	30312412	RT	Massillon	OH	Actual/360	5.250%	18,623.06	8,296.87	0.00	N/A	04/06/27	--	4,119,386.78	4,111,089.91	08/06/26
44	30312413	RT	Loganville	GA	Actual/360	5.250%	18,527.56	8,254.32	0.00	N/A	04/06/27	--	4,098,261.57	4,090,007.25	08/06/26
45	30312414	SS	Fort Worth	TX	Actual/360	5.290%	18,045.09	6,250.06	0.00	N/A	04/06/27	--	3,961,358.35	3,955,108.29	08/06/26
46	30312415	RT	Columbia	TN	Actual/360	4.910%	11,724.91	5,888.84	0.00	N/A	04/06/27	--	2,773,121.62	2,767,232.78	08/06/26
47	30312416	SS	Various	AZ	Actual/360	4.860%	11,697.39	5,128.91	0.00	N/A	04/06/27	--	2,795,075.37	2,789,946.46	08/06/26
Totals							2,657,858.73	978,543.94	0.00				668,007,166.63	667,028,622.69
1 Property Type Codes
HC - Health Care		MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A4	16,274,991.40	3,904,860.31	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	16,274,991.40	3,904,860.31	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A6	16,274,991.40	3,904,860.31	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	5,213,622.28	1,764,965.73	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	146,170,251.30	146,585,167.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	29,103,894.85	6,423,878.85	01/01/26	03/31/26	--	0.00	0.00	180,569.23	180,569.23	0.00	0.00
8	3,067,814.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	17,075.00	01/01/26	03/31/26	06/08/26	9,373,184.59	135,798.12	54,101.15	837,695.92	742,129.32	0.00
11	1,579,514.84	487,893.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	106,316.90	106,316.90	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,833,507.88	0.00	--	--	05/06/26	7,047,240.55	28,279.01	64,785.20	64,785.20	0.00	0.00
15	1,311,888.62	96,842.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	690,225.16	284,299.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	13,461.91	0.00
17	2,864,506.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,410,520.63	1,510,806.63	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,745,656.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	06/08/26	5,424,804.05	136,055.11	38,855.31	351,079.14	85,575.79	0.00
26	1,464,721.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,261,583.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,196,251.51	255,298.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	(175,703.34)	0.00	--	--	06/08/26	3,979,260.70	26,436.81	(114.18)	1,209,747.52	157,093.16	0.00
32	864,940.61	719,934.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,269,046.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	866,151.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	564,462.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	(526,406.73)	0.00	--	--	04/06/26	0.00	0.00	29,098.47	29,098.47	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	560,858.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	526,645.21	454,156.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	433,764.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	325,999.92	81,499.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	252,448,693.30	170,396,399.49				25,824,489.89	326,569.05	473,612.07	2,779,292.38	998,260.18	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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							Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	3	43,345,156.19	0	0.00	3	24,818,882.12	0	0.00	0	0.00	0	0.00	4.675084%	4.657817%	6
07/10/26	0	0.00	0	0.00	3	43,360,119.20	0	0.00	3	24,842,457.19	0	0.00	0	0.00	0	0.00	4.675243%	4.657955%	7
06/12/26	0	0.00	0	0.00	3	43,376,501.18	0	0.00	3	24,868,075.98	0	0.00	0	0.00	1	15,401,774.07	4.675410%	4.658141%	8
05/12/26	0	0.00	0	0.00	3	43,391,337.84	0	0.00	3	24,891,451.54	0	0.00	0	0.00	0	0.00	4.674093%	4.656860%	9
04/10/26	0	0.00	0	0.00	3	43,407,598.02	0	0.00	3	24,916,878.01	0	0.00	0	0.00	0	0.00	4.674254%	4.657020%	10
03/12/26	1	11,422,309.34	0	0.00	3	37,017,746.31	0	0.00	3	24,940,055.65	0	0.00	0	0.00	0	0.00	4.674404%	4.657169%	11
02/12/26	1	11,441,424.52	0	0.00	3	37,028,172.60	0	0.00	3	24,969,597.12	0	0.00	0	0.00	0	0.00	4.674584%	4.657347%	12
01/12/26	2	36,822,324.83	1	5,036,561.47	2	32,000,000.00	0	0.00	3	24,992,560.95	0	0.00	0	0.00	1	15,767,569.11	4.674731%	4.657494%	13
12/12/25	2	21,956,756.24	0	0.00	2	32,000,000.00	0	0.00	2	19,970,515.69	0	0.00	0	0.00	0	0.00	4.679903%	4.662254%	14
11/13/25	1	5,053,904.49	0	0.00	2	32,000,000.00	0	0.00	2	19,986,466.97	0	0.00	0	0.00	0	0.00	4.680056%	4.662406%	15
10/10/25	0	0.00	0	0.00	3	43,500,860.37	0	0.00	2	20,000,860.37	0	0.00	0	0.00	0	0.00	4.680198%	4.662548%	16
09/12/25	1	5,071,107.89	0	0.00	3	43,516,693.26	0	0.00	2	20,016,693.26	0	0.00	0	0.00	1	5,000,000.00	4.680349%	4.662697%	17
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30312385	07/06/26	0	A	180,569.23	180,569.23	0.00	24,953,910.18	10/27/20	98
10	30312387	09/06/25	10	6	54,101.15	837,695.92	1,207,993.81	23,500,000.00	05/07/25	2
12	30312389	07/06/26	0	A	106,316.90	106,316.90	0.00	16,653,941.27	06/28/19	11
14	30312391	07/06/26	0	5	64,785.20	64,785.20	0.00	15,623,614.56	12/08/25	2
25	30312400	12/06/25	7	6	38,855.31	351,079.14	219,927.66	11,470,515.69	05/13/24	7			08/12/25
31	30312406	07/06/22	48	6	(114.18)	1,209,747.52	803,563.60	8,500,000.00	06/23/21	7			01/17/24
39	30312409	07/06/26	0	A	29,098.47	29,098.47	0.00	4,982,337.99	05/13/25	2			12/03/25
Totals					473,612.07	2,779,292.38	2,231,485.07	105,684,319.69
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		15,593,244	0	15,593,244		0
0 - 6 Months		326,195,549	326,195,549	0		0
7 - 12 Months		325,239,830	276,920,947	23,500,000		24,818,882
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	667,028,623	618,709,741	0	0	23,500,000	24,818,882
Jul-26	668,007,167	604,041,095	15,623,615	0	23,500,000	24,842,457
Jun-26	669,050,059	620,681,983	0	0	23,500,000	24,868,076
May-26	685,422,021	637,030,569	0	0	23,500,000	24,891,452
Apr-26	686,482,278	622,347,369	0	0	39,218,031	24,916,878
Mar-26	687,467,529	623,279,572	0	0	39,247,902	24,940,056
Feb-26	688,661,467	624,408,105	0	0	39,283,764	24,969,597
Jan-26	689,637,719	599,965,461	25,366,325	0	39,313,372	24,992,561
Dec-25	706,377,510	640,950,238	21,956,756	0	23,500,000	19,970,516
Nov-25	707,444,618	658,904,246	5,053,904	0	23,500,000	19,986,467
Oct-25	708,433,860	664,933,000	0	0	23,500,000	20,000,860
Sep-25	709,492,746	660,904,945	5,071,108	0	23,500,000	20,016,693
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30312385	24,887,174.10	24,953,910.18	362,000,000.00	12/01/17	5,728,332.10	1.44000	03/31/26	02/06/27	188
8	30312121	24,000,000.00	24,000,000.00	219,000,000.00	10/26/16	2,271,003.32	0.39000	12/31/25	01/06/27	I/O
10	30312387	23,500,000.00	23,500,000.00	17,000,000.00	03/17/26	(8,468.50)	(0.03000)	03/31/26	03/06/27	I/O
12	30312389	16,618,109.87	16,653,941.27		--	6,644,721.00	1.68000	01/25/17	02/06/27	245
14	30312391	15,593,244.44	15,623,614.56	6,900,000.00	02/06/26	1,724,934.88	1.54000	12/31/25	12/06/25	248
25	30312400	11,345,156.19	11,470,515.69	7,300,000.00	03/16/26		1.29000	04/17/17	05/06/27	248
31	30312406	8,500,000.00	8,500,000.00	7,600,000.00	03/13/26	(175,703.34)	(0.47000)	12/31/25	04/06/27	I/O
39	30312409	4,973,725.93	4,982,337.99	7,860,000.00	01/21/26	(539,645.73)	(1.54000)	12/31/25	04/06/27	248
Totals		129,417,410.53	129,684,319.69	627,660,000.00		15,645,173.73

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	30312385	MU	OH	10/27/20	98

8/6/2026 - The Loan remains current at this time. The Borrower continues to explore all its options to raise new equity in anticipation of the maturity in February 2027. There are no substantive updates to report this month.

8	30312121	OF	NY	07/15/26	98

8/6/2026 - Loan transferred to Special Servicing effective 7/16/26 due to imminent default. Hard cash management is in place and loan is paid through the July 2026 payment. Hello letter and PNA have been sent to the Borrower and local

	counsel has been e ngaged

10	30312387	OF	NY	05/07/25	2

8/6/2026 - Court set an in-person hearing for Lender and Borrower parties on August 4, 2026, as well as a preliminary conference in the foreclosure lawsuit for all remaining tenants and third party defendants on August 15, 2026.

12	30312389	OF	IN	06/28/19	11

8/6/2026 - The Borrower has received numerous proposals for the former ADESA space and has reached out to the Lender regarding funding requirements. The Lender is currently reviewing the prospective tenants and the related funding

	requests. The Loan remai ns current through the August 2026 payment.

14	30312391	RT	HI	12/08/25	2

8/6/2026 - The Borrower''s updated proposal remains under review and the Special Servicer is continuing with its enforcement options. On 7/21/2026 the motion to appoint a receiver was granted. It is estimated that the court will enter the motion

	for summ ary judgment by October 2026.

25	30312400	OF	CA	05/13/24	7

8/6/2026 - Foreclosure completed August 2025; asset is REO. Property, formerly occupied by Regus, is now 100% vacant. Special Servicer is concurrently evaluating a lease-up strategy and re-entitlement of the site for alternative use, and is

	exploring leas ing teams to launch the asset and attract prospective tenants. Disposition projected 2Q2028.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	30312406	RT	NY	06/23/21	7

8/6/2026 - Special Servicer, in collaboration with the receiver, reviewed and approved a short-term lease prior to the property''s foreclosure on 1/17/2024, after which it became REO. That short-term tenant remained in occupancy post-foreclosure but vacat ed on 2/29/2024.

Newmark is currently engaged to provide both property management and leasing services. The asset consists of a vacant, single-tenant ground-floor retail condominium with lower-level storage. As of 7/31/2026, special servicer is at the final stages of PSA negotiation and should have an executed contract to sell imminently.
39	30312409	OF	MO	05/13/25	2

1/6/2026 - Loan has transferred to Special Servicing on 5/13/2025, due to the single tenant at the property vacating. Pre-negotiation letter has been executed and counsel has been engaged. Special Servicer is evaluating the property and exploring all poss ible options. Foreclosure 12/3/2026. Sale strategies being explored.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30298188	64,443,060.49	4.72000%	64,443,060.49	4.72000%	8	09/23/20	09/23/20	09/25/20
3	30298188	0.00	4.72000%	0.00	4.72000%	8	09/25/20	09/23/20	09/23/20
22	30298147	13,379,398.33	5.14000%	13,379,398.33	5.14000%	8	09/23/20	09/23/20	09/29/20
22	30298147	0.00	5.14000%	0.00	5.14000%	8	09/29/20	09/23/20	09/23/20
30	30312405	0.00	4.83000%	0.00	4.83000%	8	06/27/25	06/27/25	07/17/25
Totals		77,822,458.82		77,822,458.82
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	30312417	07/12/22	95,000,000.00	210,000,000.00	1,188,925.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
9	30312386	04/12/22	22,223,479.23	26,200,000.00	20,425,868.22	4,509,862.41	20,425,868.22	15,916,005.81	6,307,473.42	0.00	47,010.86	6,260,462.56	26.08%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			117,223,479.23	236,200,000.00	21,614,793.40	4,509,862.41	20,425,868.22	15,916,005.81	6,307,473.42	0.00	47,010.86	6,260,462.56

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	30312417	07/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	30312386	06/12/23	0.00	0.00	6,260,462.56	0.00	0.00	(47,010.86)	0.00	0.00	6,260,462.56
		04/12/22	0.00	0.00	6,307,473.42	0.00	0.00	6,307,473.42	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,260,462.56	0.00	0.00	6,260,462.56	0.00	0.00	6,260,462.56

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	5,372.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,059.03	0.00	0.00	36,038.59	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,585.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,500.00	0.00	0.00	912.22	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	21,932.03	0.00	0.00	426.55	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	517.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	31,473.61	0.00	0.00	0.00	0.00
39	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	5.38	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(29.30)	0.00	0.00	0.00
Total	0.00	0.00	31,516.27	0.00	517.25	58,882.84	0.00	31,473.61	402.63	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		122,792.60

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Supplemental Notes
None

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